ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 29, 2022
Accumulated deficit	$ (8,054,437)		$ (8,054,437)		$ (7,702,310)	$ (7,263,963)
Common stock, shares issued	13,848,630		13,848,630		13,848,630	11,627,949
Common stock shares outstanding	13,848,630		13,848,630		13,848,630	11,627,949
Net loss	$ (110,828)	$ (155,404)	$ (301,877)	$ (144,981)	$ (338,904)	$ (477,678)
Net cash used in operating activities			$ (132,761)	$ (65,635)	$ (72,739)	$ (68,937)
Glucose Health, Inc [Member]
Common stock, shares issued							13,848,630
Common stock shares outstanding							13,848,630
Preferred stock, shares issued	3,781,002		3,781,002				3,781,002
Preferred stock, shares outstanding	3,781,002		3,781,002				3,781,002